Interim Condensed Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions		Jul. 31, 2022	Oct. 31, 2021
Assets
Cash and due from banks	[1]	$ 89,110	$ 113,846
Interest-bearing deposits with banks		98,145	79,638
Securities
Trading		141,986	139,240
Investment, net of applicable allowance (Note 4)		156,809	145,484
Securities		298,795	284,724
Assets purchased under reverse repurchase agreements and securities borrowed		318,565	307,903
Loans (Note 5)
Retail		538,389	503,598
Wholesale		261,592	218,066
Loans		799,981	721,664
Allowance for loan losses (Note 5)		(3,667)	(4,089)
Loans, net		796,314	717,575
Segregated fund net assets		2,690	2,666
Other
Customers' liability under acceptances		17,360	19,798
Derivatives		122,058	95,541
Premises and equipment		7,142	7,424
Goodwill		10,933	10,854
Other intangibles		4,383	4,471
Other assets		76,597	61,883
Total other assets		238,473	199,971
Total assets		1,842,092	1,706,323
Deposits (Note 7)
Personal		392,267	362,488
Business and government		739,467	696,353
Bank		46,870	41,990
Total deposits		1,178,604	1,100,831
Segregated fund net liabilities		2,690	2,666
Other
Acceptances		17,390	19,873
Obligations related to securities sold short		38,504	37,841
Obligations related to assets sold under repurchase agreements and securities loaned		281,149	262,201
Derivatives		119,868	91,439
Insurance claims and policy benefit liabilities		12,033	12,816
Other liabilities		77,745	70,301
Total other liabilities		546,689	494,471
Subordinated debentures (Note 10)		10,111	9,593
Total liabilities		1,738,094	1,607,561
Equity attributable to shareholders
Retained earnings		76,466	71,795
Other components of equity		3,012	2,533
Total equity attributable to shareholders		103,898	98,667
Non-controlling interests		100	95
Total equity		103,998	98,762
Total liabilities and equity		1,842,092	1,706,323
Preferred shares and other equity instruments [member]
Equity attributable to shareholders
Issued capital (Note 10)		7,328	6,684
Common shares [member]
Equity attributable to shareholders
Issued capital (Note 10)		$ 17,092	$ 17,655

[1]	We are required to maintain balances with central banks and other regulatory authorities. The total balances were $2 billion as at July 31, 2022 (April 30, 2022 – $2 billion; October 31, 2021 – $2 billion; July 31, 2021 – $2 billion; October 31, 2020 – $3 billion).